Portfolio of Investments
Touchstone Flexible Income Fund – December 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 28.4%
	Financials — 14.6%
$ 10,242,000	Ally Financial, Inc., Ser B, 4.700%(A)	$ 10,626,075
17,433,000	Ally Financial, Inc., Ser C, 4.700%(A)	17,969,936
3,378,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	3,603,482
20,978,000	Charles Schwab Corp. (The), Ser G, 5.375%(A)	22,866,020
3,137,000	Citigroup, Inc., Ser V, 4.700%(A)	3,168,997
7,497,000	Citigroup, Inc., Ser W, 4.000%(A)	7,553,228
12,391,000	Citizens Financial Group, Inc., Ser F, 5.650%(A)	13,552,656
9,144,000	Coinbase Global, Inc., 144a, 3.375%, 10/1/28	8,538,210
6,506,000	Fifth Third Bancorp, Ser L, 4.500%(A)	6,888,228
7,844,000	FS KKR Capital Corp., 2.625%, 1/15/27	7,745,795
13,936,000	Regions Financial Corp., Ser D, 5.750%(A)	15,259,920
6,580,000	Truist Financial Corp., Ser Q, 5.100%(A)	7,353,150
5,172,000	Wells Fargo & Co., Ser BB, 3.900%(A)	5,314,230
		130,439,927
	Energy — 7.2%
26,892,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	28,841,670
4,302,000	Energy Transfer LP, (3M LIBOR +3.018%), 3.149%, 11/1/66(B)	3,441,600
5,566,000	Energy Transfer LP, Ser G, 7.125%(A)	5,649,490
9,624,000	Energy Transfer LP, Ser H, 6.500%(A)	9,792,420
16,551,000	MPLX LP, Ser B, 6.875%(A)	16,592,377
		64,317,557
	Utilities — 6.0%
4,197,000	Dominion Energy, Inc., Ser C, 4.350%(A)	4,333,402
15,427,000	Edison International, Ser A, 5.375%(A)	16,161,325
27,600,000	Sempra Energy, 4.875%(A)	29,553,528
3,831,000	Vistra Corp., 144a, 7.000%(A)	3,880,382
		53,928,637
	Consumer Discretionary — 0.6%
4,601,000	Marriott Ownership Resorts, Inc., 144a, 6.125%, 9/15/25	4,796,543
	Total Corporate Bonds	$253,482,664
	Agency Collateralized Mortgage Obligations — 27.5%
47,391,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.582%, 4/25/30(B)(C)(D)	5,328,631
34,525,004	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.697%, 4/25/30(B)(C)(D)	4,121,812
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.404%, 6/25/48(B)(C)(D)	1,683,872
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.868%, 4/25/30(B)(C)(D)	4,067,110
34,728,777	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.572%, 5/25/30(B)(C)(D)	3,963,172
15,310,315	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.176%, 4/25/48(B)(C)(D)	3,501,703
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.796%, 5/25/30(B)(C)(D)	4,888,673
66,901,367	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.432%, 5/25/30(B)(C)(D)	7,053,592
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.002%, 7/25/48(B)(C)(D)	3,307,299
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 27.5% (Continued)
$ 10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.663%, 5/25/30(B)(C)(D)	$ 1,355,217
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.590%, 6/25/30(B)(C)(D)	1,315,169
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.736%, 8/25/48(B)(C)(D)	3,799,119
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 2.958%, 9/25/48(B)(C)(D)	4,609,040
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.021%, 9/25/47(B)(C)(D)	5,704,244
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.434%, 9/25/30(B)(C)(D)	4,455,829
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.693%, 10/25/48(B)(C)(D)	4,816,460
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.740%, 11/25/48(B)(C)(D)	2,346,823
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.772%, 11/25/48(B)(C)(D)	3,353,860
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.631%, 1/25/49(B)(C)(D)	1,886,991
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.628%, 2/25/49(B)(C)(D)	1,491,952
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.620%, 2/25/49(B)(C)(D)	1,834,014
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.654%, 2/25/49(B)(C)(D)	3,251,321
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.654%, 3/25/49(B)(C)(D)	7,713,545
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.789%, 4/25/31(B)(C)(D)	3,869,660
6,628,509	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.096%, 8/25/48(B)(C)(D)	1,615,710
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.214%, 7/25/31(B)(C)(D)	4,421,075
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 2.947%, 9/25/31(B)(C)(D)	2,435,474
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.888%, 8/25/31(B)(C)(D)	6,744,804
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.661%, 10/25/49(B)(C)(D)	1,990,317
220,000,000	FHLMC Multifamily Structured Pass Through Certificates (), Ser K-136, 0.398%, 11/25/31(B)(C)(D)	7,001,346

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 27.5% (Continued)
$ 96,675,000	FHLMC Multifamily Structured Pass Through Certificates (), Ser K-136, 0.567%, 12/25/31(B)(C)(D)	$ 4,813,941
21,000,000	FHLMC Multifamily Structured Pass Through Certificates (), Ser K-136, 2.825%, 12/25/49(B)(C)(D)	4,729,292
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.680%, 3/25/38(B)(C)(D)	2,150,751
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.456%, 10/25/38(B)(C)(D)	6,545,727
34,957,085	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.331%, 7/25/35(B)(C)(D)	5,005,862
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.281%, 8/25/38(B)(C)(D)	17,760,086
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.800%, 12/25/38(B)(C)(D)	3,311,149
54,955,001	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.472%, 2/25/36(B)(C)(D)	2,898,041
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.092%, 4/25/39(B)(C)(D)	1,636,495
54,103,618	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 0.981%, 8/25/36(B)(C)(D)	5,920,840
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.848%, 11/25/48(B)(C)(D)	2,123,528
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.448%, 3/25/49(B)(C)(D)	2,079,354
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.595%, 4/25/28(B)(C)(D)	2,300,792
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 2.955%, 6/25/49(B)(C)(D)	1,569,382
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 2.958%, 8/25/49(B)(C)(D)	6,596,095
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.674%, 9/25/49(B)(C)(D)	7,438,992
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.011%, 9/25/28(B)(C)(D)	8,975,259
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.587%, 10/25/28(B)(C)(D)	5,741,572
32,426,638	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.103%, 7/25/40(B)(C)(D)	2,114,223
52,146,233	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.077%, 10/25/40(B)(C)(D)	3,908,777
43,603,914	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.128%, 10/25/40(B)(C)(D)	2,815,788
56,265,430	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.871%, 1/25/41(B)(C)(D)	3,349,228
33,301,012	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.561%, 1/25/41(B)(C)(D)	1,582,587
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 27.5% (Continued)
$ 78,095,841	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.407%, 3/25/41(B)(C)(D)	$ 3,340,815
92,964,555	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.676%, 4/25/41(B)(C)(D)	4,681,063
89,255,965	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.726%, 5/25/41(B)(C)(D)	4,315,463
150,414,501	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.364%, 3/25/41(B)(C)(D)	6,402,649
67,832,797	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.613%, 6/25/41(B)(C)(D)	3,070,329
4,725,533	GNMA, Ser 2012-147, Class IO, 0.561%, 4/16/54(B)(C)(D)	80,492
15,336,321	GNMA, Ser 2016-110, Class IO, 0.943%, 5/16/58(B)(C)(D)	775,915
23,494,869	GNMA, Ser 2016-158, Class IO, 0.763%, 6/16/58(B)(C)(D)	1,020,091
23,877,407	GNMA, Ser 2016-52, Class IO, 0.806%, 3/16/58(B)(C)(D)	1,002,791
21,239,961	GNMA, Ser 2017-76, Class IO, 0.832%, 12/16/56(B)(C)(D)	1,080,781
17,799,821	GNMA, Ser 2017-94, Class IO, 0.558%, 2/16/59(B)(C)(D)	749,922
	Total Agency Collateralized Mortgage Obligations	$245,815,906
	U.S. Treasury Obligations — 12.4%
70,000,000	U.S. Treasury Note, 1.750%, 6/15/22	70,505,859
40,000,000	U.S. Treasury Note, 2.500%, 1/15/22	40,031,949
	Total U.S. Treasury Obligations	$110,537,808
Shares
	Preferred Stocks — 10.4%
	Financials — 7.6%
648,929	AGNC Investment Corp. REIT, Ser F, 6.125%(A)	16,391,947
526,082	Annaly Capital Management, Inc. REIT, Ser I, 6.750%(A)	13,951,695
128,065	Bank of America Corp., Ser GG, 6.000%(A)	3,401,406
118,512	Hartford Financial Services Group, Inc. (The), 7.875%, 4/15/42	3,016,130
62,822	JPMorgan Chase & Co., Ser LL, 4.625%(A)	1,640,282
254,594	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	6,947,870
290,000	New Residential Investment Corp. REIT, Ser D, 7.000%(A)†	7,435,600
190,088	Reinsurance Group of America, Inc., 6.200%, 9/15/42	4,917,577
136,380	Stifel Financial Corp., 5.200%, 10/15/47	3,556,790
190,829	Virtus AllianzGI Convertible & Income Fund, Ser A, 5.625%(A)	5,137,117
70,650	Wells Fargo & Co., Ser Z, 4.750%(A)	1,827,009
		68,223,423
	Utilities — 2.1%
349,698	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	9,246,015
241,181	Duke Energy Corp., Ser A, 5.750%(A)	6,598,712
126,633	Entergy Louisiana LLC, 4.875%, 9/1/66	3,203,815
670	Entergy New Orleans LLC, 5.000%, 12/1/52	16,978
		19,065,520
	Energy — 0.5%
22,839	Enbridge, Inc. (Canada), Ser 1, 5.949%(A)	456,780
90,996	Enbridge, Inc. (Canada), Ser 5, 5.375%(A)	1,988,263

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Preferred Stocks — 10.4% (Continued)
	Energy — (Continued)
46,849	Enbridge, Inc. (Canada), Ser J, 4.887%(A)	$ 1,007,254
32,865	Enbridge, Inc. (Canada), Ser L, 4.959%(A)	715,142
		4,167,439
	Communication Services — 0.2%
69,235	AT&T, Inc. , 5.350%, 11/1/66	1,804,956
	Total Preferred Stocks	$93,261,338
	Investment Funds — 9.2%
248,476	Allspring Income Opportunities±	2,276,040
663,485	BlackRock Corporate High Yield Fund, Inc.±	8,187,405
73,745	BlackRock Credit Allocation Income Trust±†	1,109,862
85,719	BlackRock Debt Strategies Fund, Inc.±†	1,002,912
94,038	BlackRock Ltd. Duration Income Trust±	1,584,540
110,000	BlackRock MuniHoldings Fund, Inc.±†	1,843,600
514,583	BlackRock MuniVest Fund, Inc.±	4,924,559
175,266	BlackRock MuniYield Quality Fund III, Inc.±	2,597,442
56,175	Cohen & Steers Ltd. Duration Preferred & Income Fund, Inc.±	1,487,514
190,899	Eaton Vance Municipal Bond Fund±	2,592,408
99,219	First Trust High Income Long/Short Fund±†	1,546,824
2,215	First Trust Intermediate Duration Preferred & Income Fund±	54,356
526,246	Invesco Municipal Opportunity Trust±†	7,267,457
220,953	Invesco Municipal Trust±†	2,967,399
1,501,838	Invesco Senior Income Trust±	6,502,959
407,808	Invesco Trust for Investment Grade Municipals±†	5,697,078
3,737	Neuberger Berman High Yield Strategies Fund, Inc.±	46,451
417,327	Nuveen AMT-Free Quality Municipal Income Fund±†	6,510,301
1,083,256	Nuveen Credit Strategies Income Fund±	7,030,332
271,927	Nuveen Preferred & Income Opportunities Fund±†	2,654,008
136,877	Nuveen Preferred & Income Securities Fund±†	1,330,445
352,518	Nuveen Quality Municipal Income Fund±†	5,679,065
924,038	Western Asset High Income Opportunity Fund, Inc.±	4,804,998
127,942	Western Asset High Yield Defined Opportunity Fund, Inc.±	2,017,645
	Total Investment Funds	$81,715,600
Principal Amount
	Asset-Backed Securities — 7.0%
$ 1,687,821	Ally Auto Receivables Trust, Ser 2018-2, Class A4, 3.090%, 6/15/23	1,689,433
2,116,086	American Credit Acceptance Receivables Trust, Ser 2021-1, Class A, 144a, 0.350%, 5/13/24	2,115,734
140,831	Arivo Acceptance Auto Loan Receivables Trust, Ser 2019-1, Class A, 144a, 2.990%, 7/15/24	141,741
1,053,849	Dell Equipment Finance Trust, Ser 2021-1, 144a, 0.330%, 5/22/26	1,053,005
1,873,987	Drive Auto Receivables Trust, Ser 2020-1, Class B, 2.080%, 7/15/24	1,875,604
1,800,000	Drive Auto Receivables Trust, Ser 2021-1, 0.440%, 11/15/24	1,797,980
70,882	DT Auto Owner Trust, Ser 2018-1A, Class D, 144a, 3.810%, 12/15/23	70,966
4,165,149	Exeter Automobile Receivables Trust, Ser 2020-2A, Class B, 144a, 2.080%, 7/15/24	4,174,234
1,280,972	Exeter Automobile Receivables Trust, Ser 2021-1A, 0.340%, 3/15/24	1,280,494
326,840	Flagship Credit Auto Trust, Ser 2017-4, Class C, 144a, 2.920%, 11/15/23	327,151
824,793	Flagship Credit Auto Trust, Ser 2019-1, Class B, 144a, 3.390%, 1/16/24	827,885
Principal Amount		MarketValue
	Asset-Backed Securities — 7.0% (Continued)
$ 12,660,000	GLS Auto Receivables Trust, Ser 2018-1A, Class C, 144a, 5.020%, 1/15/25	$ 12,680,483
641,687	Hyundai Auto Receivables Trust, Ser 2018-A, 2.940%, 6/17/24	642,748
1,543,933	Mercedes-Benz Auto Lease Trust, Ser 2019-B, 2.000%, 10/17/22	1,546,648
296,537	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	317,019
468,930	OneMain Direct Auto Receivables Trust, Ser 2018-1A, 144a, 3.430%, 12/16/24	469,058
1,500,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2018-4A, 144a, 1.606%, 11/15/26(B)	1,500,472
1,100,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-2A, 144a, 3.381%, 4/20/27(B)	1,100,072
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (3M LIBOR +6.000%), 6.131%, 4/20/29(B)	3,007,212
6,499,755	Pawneee Equipment Receivables LLC, Ser 2021-1, Class A1, 144a, 0.302%, 10/17/22	6,497,440
575,668	Santander Drive Auto Receivables Trust, Ser 2020-3, Class A3, 0.520%, 7/15/24	575,771
2,460,695	Santander Retail Auto Lease Trust, Ser 2019-B, Class A3, 144a, 2.300%, 1/20/23	2,464,913
5,180,000	Tesla Auto Lease Trust, Ser 2019-A, Class A4, 144a, 2.200%, 11/21/22	5,221,283
2,321,317	Verizon Owner Trust, Ser 2019-A, 2.930%, 9/20/23	2,334,031
4,508,000	Verizon Owner Trust, Ser 2020-A, 1.850%, 7/22/24	4,541,782
4,616,348	Westlake Automobile Receivables Trust, Ser 2021-2A, 144a, 0.320%, 4/15/25	4,603,867
	Total Asset-Backed Securities	$62,857,026
	Non-Agency Collateralized Mortgage Obligations — 1.0%
62,609	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(D)	63,472
5,274	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 2.045%, 12/25/32(B)	5,285
123,366	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 2.467%, 9/25/34(B)(D)	127,698
9,761	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	9,164
8,992,466	Redwood Funding Trust, Ser 2020-1, Class A, 144a, 4.750%, 7/27/59(B)(D)	9,090,046
	Total Non-Agency Collateralized Mortgage Obligations	$9,295,665
	Commercial Mortgage-Backed Securities — 0.5%
29,814,524	BANK, Ser 2020-BN26, Class XA, 1.232%, 3/15/63(B)(C)(D)	2,389,703
2,085,485	VCC Trust, Ser 2020-MC1, Class A, 144a, 4.500%, 6/25/45(B)(D)	2,094,260
	Total Commercial Mortgage-Backed Securities	$4,483,963

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 3.5%
25,287,793	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 25,287,793
6,136,261	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	6,136,261
	Total Short-Term Investment Funds	$31,424,054
	Total Investment Securities—99.9% (Cost $876,688,995)	$892,874,024
	Other Assets in Excess of Liabilities — 0.1%	817,455
	Net Assets — 100.0%	$893,691,479
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2021.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
±	Closed-end Fund.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2021 was $5,961,079.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $74,654,957 or 8.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$253,482,664	$—	$253,482,664
Agency Collateralized Mortgage Obligations	—	245,815,906	—	245,815,906
U.S. Treasury Obligations	—	110,537,808	—	110,537,808
Preferred Stocks	92,804,558	456,780	—	93,261,338
Investment Funds	81,715,600	—	—	81,715,600
Asset-Backed Securities	—	62,857,026	—	62,857,026
Non-Agency Collateralized Mortgage Obligations	—	9,295,665	—	9,295,665
Commercial Mortgage-Backed Securities	—	4,483,963	—	4,483,963
Short-Term Investment Funds	31,424,054	—	—	31,424,054
Total	$205,944,212	$686,929,812	$—	$892,874,024
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.6%
	Information Technology — 25.2%
433,946	Apple, Inc.	$ 77,055,791
293,550	Microsoft Corp.	98,726,736
257,624	Oracle Corp.	22,467,389
129,288	salesforce.com, Inc.*	32,855,959
239,979	Smartsheet, Inc. - Class A*	18,586,374
183,412	SS&C Technologies Holdings, Inc.	15,036,116
114,131	Texas Instruments, Inc.	21,510,270
93,272	Visa, Inc. - Class A	20,212,975
62,352	Workday, Inc. - Class A*	17,033,319
		323,484,929
	Communication Services — 15.2%
25,515	Alphabet, Inc. - Class C*	73,829,949
452,509	Comcast Corp. - Class A	22,774,778
289,405	Fox Corp. - Class A	10,679,044
205,333	Meta Platforms, Inc. - Class A*	69,063,755
31,525	Netflix, Inc.*	18,991,921
		195,339,447
	Consumer Discretionary — 12.6%
56,335	Airbnb, Inc. - Class A*	9,379,214
81,610	Alibaba Group Holding Ltd. (China) ADR*	9,694,452
15,338	Amazon.com, Inc.*	51,142,107
206,190	Choice Hotels International, Inc.	32,163,578
101,262	Cracker Barrel Old Country Store, Inc.	13,026,344
58,956	Floor & Decor Holdings, Inc. - Class A*	7,664,869
339,477	Frontdoor, Inc.*	12,441,832
166,942	Hilton Worldwide Holdings, Inc.*	26,041,283
		161,553,679
	Health Care — 12.3%
136,341	AmerisourceBergen Corp.	18,118,355
182,793	BioMarin Pharmaceutical, Inc.*	16,149,762
456,188	Bristol-Myers Squibb Co.	28,443,322
92,032	HCA Healthcare, Inc.	23,644,861
191,981	Johnson & Johnson	32,842,190
76,711	UnitedHealth Group, Inc.	38,519,662
		157,718,152
	Financials — 11.3%
789,147	Bank of America Corp.	35,109,150
156,397	Berkshire Hathaway, Inc. - Class B*	46,762,703
87,331	Goldman Sachs Group, Inc. (The)	33,408,474
88,194	LPL Financial Holdings, Inc.	14,118,977
48,006	Signature Bank	15,528,501
		144,927,805
	Industrials — 9.4%
134,971	Allegiant Travel Co.*	25,244,976
44,391	Deere & Co.	15,221,230
223,158	Hexcel Corp.*	11,559,584
119,016	Hubbell, Inc.	24,787,462
Shares		Market Value

	Industrials — (Continued)
46,144	Parker-Hannifin Corp.	$ 14,679,329
344,391	Raytheon Technologies Corp.	29,638,290
		121,130,871
	Consumer Staples — 4.7%
326,549	Coca-Cola Femsa SAB de CV (Mexico) ADR	17,891,620
223,361	Monster Beverage Corp.*	21,451,590
213,062	Philip Morris International, Inc.	20,240,890
		59,584,100
	Real Estate — 3.3%
400,211	Americold Realty Trust REIT	13,122,919
107,719	Jones Lang LaSalle, Inc.*	29,013,035
		42,135,954
	Materials — 1.4%
227,014	DuPont de Nemours, Inc.	18,338,191
	Energy — 1.2%
251,542	Exxon Mobil Corp.	15,391,855
	Total Common Stocks	$1,239,604,983
	Short-Term Investment Fund — 3.5%
45,184,826	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	45,184,826
	Total Investment Securities—100.1% (Cost $657,853,586)	$1,284,789,809
	Liabilities in Excess of Other Assets — (0.1%)	(1,420,239)
	Net Assets — 100.0%	$1,283,369,570
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,239,604,983	$—	$—	$1,239,604,983
Short-Term Investment Fund	45,184,826	—	—	45,184,826
Total	$1,284,789,809	$—	$—	$1,284,789,809
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Global ESG Equity Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.3%
	United States — 55.4%
	Communication Services — 3.7%
76,124	Meta Platforms, Inc. - Class A*	$ 25,604,307
	Consumer Discretionary — 2.0%
2,028	Amazon.com, Inc.*	6,762,042
56,992	Ralph Lauren Corp.	6,774,069
	Financials — 12.4%
217,513	Arch Capital Group Ltd.*	9,668,453
195,270	Discover Financial Services	22,565,401
593,932	First Horizon Corp.	9,698,910
119,992	Globe Life, Inc.	11,245,650
85,130	OneMain Holdings, Inc.	4,259,905
137,785	Reinsurance Group of America, Inc.	15,086,080
52,464	Willis Towers Watson PLC	12,459,675
	Health Care — 10.1%
30,580	Alnylam Pharmaceuticals, Inc.*	5,185,756
49,045	Becton Dickinson & Co.	12,333,837
79,879	BioMarin Pharmaceutical, Inc.*	7,057,310
84,980	Bridgebio Pharma, Inc.*	1,417,466
129,956	Centene Corp.*	10,708,374
296,928	Elanco Animal Health, Inc.*	8,426,817
48,685	Eli Lilly & Co.	13,447,771
102,053	Medtronic PLC	10,557,383
	Industrials — 4.3%
208,023	Carrier Global Corp.	11,283,167
34,992	Deere & Co.	11,998,407
18,787	United Rentals, Inc.*	6,242,732
	Information Technology — 21.4%
87,104	Apple, Inc.	15,467,057
94,736	Applied Materials, Inc.	14,907,657
87,230	Fidelity National Information Services, Inc.	9,521,154
49,083	First Solar, Inc.*	4,278,074
92,675	II-VI, Inc.*	6,332,483
38,883	Keysight Technologies, Inc.*	8,029,728
136,478	Micron Technology, Inc.	12,712,926
121,267	Microsoft Corp.	40,784,517
60,558	New Relic, Inc.*	6,658,958
66,546	TE Connectivity Ltd.	10,736,532
41,394	Visa, Inc. - Class A	8,970,494
60,038	WEX, Inc.*	8,428,735
	Materials — 1.5%
22,821	Martin Marietta Materials, Inc.	10,053,107
	Total United States	379,664,934
	Japan — 8.1%
	Communication Services — 1.6%
22,800	Nintendo Co. Ltd.	10,667,150
	Consumer Discretionary — 5.2%
128,400	Denso Corp.	10,640,620
927,900	Panasonic Corp.	10,200,212
115,600	Sony Group Corp.	14,597,767
	Industrials — 1.3%
170,500	Hitachi Ltd.	9,236,554
	Total Japan	55,342,303
	Germany — 6.0%
	Consumer Discretionary — 1.0%
67,563	Continental AG*	7,098,539
Shares		Market Value

	Germany — (Continued)
	Industrials — 2.0%
212,985	Deutsche Post AG	$ 13,699,365
	Materials — 1.5%
155,988	HeidelbergCement AG	10,556,808
	Real Estate — 1.5%
180,498	Vonovia SE	9,945,835
	Total Germany	41,300,547
	France — 5.8%
	Industrials — 4.9%
188,521	Cie de Saint-Gobain	13,261,816
102,332	Schneider Electric SE	20,118,019
	Materials — 0.9%
37,162	Air Liquide SA	6,481,215
	Total France	39,861,050
	Sweden — 3.9%
	Communication Services — 0.9%
431,865	Tele2 AB - Class B	6,160,844
	Financials — 3.0%
1,009,441	Svenska Handelsbanken AB - Class A	10,909,988
463,110	Swedbank AB - Class A	9,306,586
	Total Sweden	26,377,418
	South Korea — 3.4%
	Communication Services — 1.6%
403,182	KT Corp. ADR*	5,067,998
236,001	KT Corp.*	6,053,937
	Consumer Staples — 0.4%
23,170	E-MART, Inc.*	2,937,295
	Financials — 1.4%
198,907	KB Financial Group, Inc.	9,198,317
	Total South Korea	23,257,547
	United Kingdom — 2.9%
	Financials — 1.7%
18,133,472	Lloyds Banking Group PLC	11,775,744
	Industrials — 1.2%
254,862	RELX PLC	8,320,462
	Total United Kingdom	20,096,206
	China — 2.2%
	Communication Services — 1.2%
143,200	Tencent Holdings Ltd.	8,355,881
	Consumer Discretionary — 1.0%
56,489	Alibaba Group Holding Ltd. ADR*	6,710,328
	Total China	15,066,209
	Italy — 1.8%
	Utilities — 1.8%
1,572,415	Enel SpA	12,573,168
	Switzerland — 1.8%
	Health Care — 1.8%
30,267	Roche Holding AG	12,556,606
	Singapore — 1.7%
	Financials — 1.0%
760,700	Oversea-Chinese Banking Corp. Ltd.	6,438,373

Touchstone Global ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.3% (Continued)
	Singapore — (Continued)
	Real Estate — 0.7%
3,295,800	CapitaLand Integrated Commercial Trust REIT	$ 4,986,453
	Total Singapore	11,424,826
	India — 1.7%
	Financials — 1.7%
571,920	ICICI Bank Ltd. ADR	11,318,297
	Netherlands — 1.6%
	Health Care — 1.6%
291,243	Koninklijke Philips NV	10,779,377
	Thailand — 0.6%
	Industrials — 0.6%
2,149,400	Airports of Thailand PCL*	3,913,861
	Denmark — 0.4%
	Industrials — 0.4%
95,792	Vestas Wind Systems A/S	2,917,389
	Total Common Stocks	$666,449,738
	Short-Term Investment Fund — 2.7%
18,372,078	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	18,372,078
	Total Investment Securities — 100.0% (Cost $485,881,492)	$684,821,816
	Other Assets in Excess of Liabilities — 0.0%	230,490
	Net Assets — 100.0%	$685,052,306
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$379,664,934	$—	$—	$379,664,934
Japan	—	55,342,303	—	55,342,303
Germany	—	41,300,547	—	41,300,547
France	—	39,861,050	—	39,861,050
Sweden	—	26,377,418	—	26,377,418
South Korea	5,067,998	18,189,549	—	23,257,547
United Kingdom	—	20,096,206	—	20,096,206
China	6,710,328	8,355,881	—	15,066,209
Italy	—	12,573,168	—	12,573,168
Switzerland	—	12,556,606	—	12,556,606
Singapore	—	11,424,826	—	11,424,826
India	11,318,297	—	—	11,318,297
Netherlands	—	10,779,377	—	10,779,377
Thailand	—	3,913,861	—	3,913,861
Denmark	—	2,917,389	—	2,917,389
Short-Term Investment Fund	18,372,078	—	—	18,372,078
Total	$421,133,635	$263,688,181	$—	$684,821,816
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Growth Opportunities Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.5%
	Information Technology — 41.9%
113,622	Apple, Inc.	$ 20,175,859
19,878	Applied Materials, Inc.	3,128,002
26,618	Fidelity National Information Services, Inc.	2,905,355
28,533	Global Payments, Inc.	3,857,091
45,026	Lumentum Holdings, Inc.*	4,762,400
34,911	Microsoft Corp.	11,741,268
13,622	NVIDIA Corp.	4,006,366
26,397	QUALCOMM, Inc.	4,827,219
16,473	salesforce.com, Inc.*	4,186,283
7,366	ServiceNow, Inc.*	4,781,344
21,467	Visa, Inc. - Class A	4,652,114
13,855	Workday, Inc. - Class A*	3,784,909
32,287	Zendesk, Inc.*	3,367,211
		76,175,421
	Communication Services — 13.5%
4,409	Alphabet, Inc. - Class A*	12,773,049
30,886	Live Nation Entertainment, Inc.*	3,696,745
23,856	Meta Platforms, Inc. - Class A*	8,023,966
		24,493,760
	Health Care — 13.3%
24,876	Ascendis Pharma A/S (Denmark) ADR*	3,346,568
4,257	Bio-Rad Laboratories, Inc. - Class A*	3,216,461
77,719	Elanco Animal Health, Inc.*	2,205,665
17,080	Horizon Therapeutics PLC*	1,840,541
9,006	Humana, Inc.	4,177,523
12,794	ICON PLC (Ireland)*	3,962,302
37,629	Pacira BioSciences, Inc.*	2,264,137
4,873	Thermo Fisher Scientific, Inc.	3,251,461
		24,264,658
	Consumer Discretionary — 10.8%
3,644	Amazon.com, Inc.*	12,150,335
65,917	MGM Resorts International	2,958,355
55,641	National Vision Holdings, Inc.*	2,670,212
45,692	Tapestry, Inc.	1,855,095
		19,633,997
	Industrials — 9.1%
25,830	Advanced Drainage Systems, Inc.	3,516,238
20,686	AMETEK, Inc.	3,041,670
26,439	ITT, Inc.	2,701,801
5,281	TransDigm Group, Inc.*	3,360,195
15,384	Union Pacific Corp.	3,875,691
		16,495,595
	Financials — 4.4%
17,885	Arthur J Gallagher & Co.	3,034,548
Shares		Market Value

	Financials — (Continued)
26,651	Morgan Stanley	$ 2,616,062
6,990	Signature Bank	2,261,055
		7,911,665
	Consumer Staples — 2.2%
6,955	Costco Wholesale Corp.	3,948,354
	Real Estate — 1.7%
63,622	Spirit Realty Capital, Inc. REIT	3,065,944
	Materials — 1.5%
13,530	Vulcan Materials Co.	2,808,557
	Energy — 1.1%
45,116	Devon Energy Corp.	1,987,360
	Total Common Stocks	$180,785,311
	Short-Term Investment Fund — 0.6%
1,138,251	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	1,138,251
	Total Investment Securities—100.1% (Cost $94,265,835)	$181,923,562
	Liabilities in Excess of Other Assets — (0.1%)	(223,397)
	Net Assets — 100.0%	$181,700,165
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$180,785,311	$—	$—	$180,785,311
Short-Term Investment Fund	1,138,251	—	—	1,138,251
Total	$181,923,562	$—	$—	$181,923,562
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.3%
	Information Technology — 33.9%
274,400	Cognizant Technology Solutions Corp. - Class A	$ 24,344,768
139,620	Fortinet, Inc.*	50,179,428
215,705	Global Payments, Inc.	29,159,002
43,309	HubSpot, Inc.*	28,547,127
486,836	Juniper Networks, Inc.	17,384,914
324,703	Lightspeed Commerce, Inc. (Canada)*	13,127,742
351,907	Microchip Technology, Inc.	30,637,023
28,870	MongoDB, Inc.*	15,282,335
233,656	NetApp, Inc.	21,494,016
101,305	Nice Ltd. (Israel) ADR*	30,756,198
664,213	Nutanix, Inc. - Class A*	21,161,826
281,726	ON Semiconductor Corp.*	19,134,830
78,503	Palo Alto Networks, Inc.*	43,707,330
163,698	Splunk, Inc.*	18,943,133
49,216	Teledyne Technologies, Inc.*	21,501,978
142,432	Teradyne, Inc.	23,291,905
82,208	Twilio, Inc. - Class A*	21,648,655
130,222	Xilinx, Inc.	27,610,971
304,329	Zendesk, Inc.*	31,738,471
		489,651,652
	Health Care — 19.8%
189,633	Ascendis Pharma A/S (Denmark) ADR*	25,511,327
511,052	Avantor, Inc.*	21,535,731
52,433	Cooper Cos., Inc. (The)	21,966,281
42,592	DexCom, Inc.*	22,869,774
245,976	Horizon Therapeutics PLC*	26,506,374
161,847	ICON PLC (Ireland)*	50,124,016
51,060	IDEXX Laboratories, Inc.*	33,620,968
71,804	Insulet Corp.*	19,104,890
157,576	Quest Diagnostics, Inc.	27,262,224
260,306	Rocket Pharmaceuticals, Inc.*	5,682,480
200,121	Seagen, Inc.*	30,938,707
		285,122,772
	Industrials — 16.6%
165,263	AMETEK, Inc.	24,300,271
203,312	Copart, Inc. *	30,826,165
91,902	IDEX Corp.	21,718,281
95,026	Rockwell Automation, Inc.	33,149,820
115,833	Trane Technologies PLC	23,401,741
44,743	TransDigm Group, Inc.*	28,469,076
260,152	TransUnion	30,848,824
156,581	Waste Connections, Inc.	21,337,293
193,479	WESCO International, Inc.*	25,459,902
		239,511,373
	Consumer Discretionary — 10.2%
103,432	Expedia Group, Inc.*	18,692,231
32,343	Lululemon Athletica, Inc.*	12,660,667
128,371	Ross Stores, Inc.	14,670,238
688,580	Tapestry, Inc.	27,956,348
73,970	Ulta Beauty, Inc.*	30,500,790
64,835	Vail Resorts, Inc.	21,259,396
126,227	Williams-Sonoma, Inc.	21,348,773
		147,088,443
Shares		Market Value

	Financials — 7.9%
224,970	Arthur J Gallagher & Co.	$ 38,170,660
182,509	LPL Financial Holdings, Inc.	29,217,866
43,310	MSCI, Inc.	26,535,604
195,910	Tradeweb Markets, Inc. - Class A	19,618,427
		113,542,557
	Communication Services — 3.8%
272,125	Live Nation Entertainment, Inc.*	32,570,642
342,446	ZoomInfo Technologies, Inc.*	21,985,033
		54,555,675
	Real Estate — 2.8%
417,875	Douglas Emmett, Inc. REIT	13,998,813
76,087	Essex Property Trust, Inc. REIT	26,800,124
		40,798,937
	Energy — 1.9%
623,884	Devon Energy Corp.	27,482,090
	Materials — 1.4%
122,387	Celanese Corp.	20,568,359
	Total Common Stocks	$1,418,321,858
	Short-Term Investment Fund — 2.0%
28,620,097	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	28,620,097
	Total Investment Securities—100.3% (Cost $967,529,278)	$1,446,941,955
	Liabilities in Excess of Other Assets — (0.3%)	(4,747,530)
	Net Assets — 100.0%	$1,442,194,425
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,418,321,858	$—	$—	$1,418,321,858
Short-Term Investment Fund	28,620,097	—	—	28,620,097
Total	$1,446,941,955	$—	$—	$1,446,941,955
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 100.1%
	India — 27.7%
	Consumer Discretionary — 5.4%
2,746,672	Jubilant Foodworks Ltd.	$ 132,152,834
2,954,156	Titan Co. Ltd.*	99,936,050
	Consumer Staples — 2.7%
2,383,421	Britannia Industries Ltd.	115,351,435
	Financials — 11.1%
2,009,143	Bajaj Finance Ltd.	187,660,245
11,770,654	Bandhan Bank Ltd., 144a	39,888,263
7,066,710	HDFC Bank Ltd.	139,901,311
14,389,202	ICICI Prudential Life Insurance Co. Ltd., 144a	108,322,867
	Health Care — 5.7%
3,644,205	Apollo Hospitals Enterprise Ltd.*	245,299,894
	Information Technology — 1.0%
2,326,580	One 97 Communications Ltd.*	41,769,156
	Materials — 1.8%
1,725,406	Asian Paints Ltd.	78,521,708
	Total India	1,188,803,763
	China — 23.5%
	Communication Services — 6.8%
1,045,060	Kanzhun Ltd. ADR*†	36,451,693
3,937,706	Tencent Holdings Ltd.	229,769,556
3,610,011	Tencent Music Entertainment Group ADR*	24,728,575
	Consumer Discretionary — 8.6%
1,170,048	Alibaba Group Holding Ltd. ADR*	138,990,002
9,099,502	ANTA Sports Products Ltd.	136,659,362
17,898,929	Haidilao International Holding Ltd., 144a†	40,465,311
2,312,182	JD Health International, Inc., 144a*	18,239,509
1,089,754	NIO, Inc. ADR*	34,523,407
	Consumer Staples — 2.2%
5,862,979	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	96,609,671
	Health Care — 4.5%
5,035,930	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a	63,897,881
10,921,458	Wuxi Biologics Cayman, Inc., 144a*	129,298,087
	Real Estate — 1.4%
9,784,447	Country Garden Services Holdings Co., Ltd.	58,744,991
	Total China	1,008,378,045
	Taiwan — 14.6%
	Communication Services — 7.2%
1,388,430	Sea Ltd. ADR*	310,605,676
	Information Technology — 7.4%
2,634,304	Taiwan Semiconductor Manufacturing Co. Ltd. ADR*	316,933,114
	Total Taiwan	627,538,790
	Argentina — 9.6%
	Consumer Discretionary — 6.7%
214,067	MercadoLibre, Inc.*	288,647,943
	Information Technology — 2.9%
396,540	Globant SA*	124,549,248
	Total Argentina	413,197,191
	Russia — 6.4%
	Communication Services — 4.1%
2,920,343	Yandex NV - Class A*	176,680,751
Shares		Market Value

	Russia — (Continued)
	Financials — 2.3%
1,152,652	TCS Group Holding PLC GDR	$ 97,168,446
	Total Russia	273,849,197
	Brazil — 6.2%
	Consumer Staples — 1.0%
9,306,500	Raia Drogasil SA	40,601,068
	Financials — 2.9%
4,544,416	NU Holdings Ltd. - Class A*†	42,626,622
2,813,078	XP, Inc. - Class A*	80,847,862
	Industrials — 1.1%
5,092,015	Localiza Rent a Car SA	48,451,848
	Information Technology — 1.2%
2,036,180	Pagseguro Digital Ltd. - Class A*	53,388,640
	Total Brazil	265,916,040
	Hong Kong — 3.6%
	Financials — 2.5%
10,420,859	AIA Group Ltd.	105,176,142
	Health Care — 1.1%
1,354,217	Hutchison China Ltd. ADR*	47,505,932
	Total Hong Kong	152,682,074
	Kazakhstan — 2.7%
	Financials — 2.7%
991,822	Kaspi.KZ JSC GDR	115,051,352
	South Korea — 2.6%
	Communication Services — 2.0%
272,203	NAVER Corp.*	86,403,063
	Information Technology — 0.6%
172,274	Kakao Pay Corp.*	25,288,591
	Total South Korea	111,691,654
	Indonesia — 2.0%
	Financials — 2.0%
172,367,100	Bank Central Asia Tbk PT	88,284,850
	Thailand — 1.2%
	Consumer Staples — 1.2%
28,339,300	CP ALL PCL	50,016,509
	Total Common Stocks	$4,295,409,465
	Short-Term Investment Funds — 2.8%
8,674,180	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	8,674,180
111,360,936	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	111,360,936
	Total Short-Term Investment Funds	$120,035,116
	Total Investment Securities — 102.9% (Cost $3,521,642,578)	$4,415,444,581
	Liabilities in Excess of Other Assets — (2.9)%	(125,483,220)
	Net Assets — 100.0%	$4,289,961,361
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2021 was $106,404,109.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
PCL – Public Company Limited
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $400,111,918 or 9.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$120,290,864	$1,068,512,899	$—	$1,188,803,763
China	234,693,677	773,684,368	—	1,008,378,045
Taiwan	627,538,790	—	—	627,538,790
Argentina	413,197,191	—	—	413,197,191
Russia	176,680,751	97,168,446	—	273,849,197
Brazil	265,916,040	—	—	265,916,040
Hong Kong	47,505,932	105,176,142	—	152,682,074
Kazakhstan	115,051,352	—	—	115,051,352
South Korea	25,288,591	86,403,063	—	111,691,654
Indonesia	88,284,850	—	—	88,284,850
Thailand	—	50,016,509	—	50,016,509
Short-Term Investment Funds	120,035,116	—	—	120,035,116
Total	$2,234,483,154	$2,180,961,427	$—	$4,415,444,581
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities Fund – December 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 43.9%
	Financials — 8.3%
$ 2,232,000	Ares Capital Corp., 4.250%, 3/1/25	$ 2,363,034
2,605,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	2,516,537
2,815,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	3,122,181
1,309,000	Citigroup, Inc., Ser W, 4.000%(A)	1,318,818
2,000,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.726%, 2/15/27(B)	1,945,397
2,026,000	First Maryland Capital II, (3M LIBOR +0.850%), 0.982%, 2/1/27(B)	1,961,325
502,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	501,508
2,165,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	2,079,238
1,487,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	1,527,893
1,677,000	Navient Corp., 6.750%, 6/15/26	1,853,672
3,248,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.741%, 6/1/28(B)	3,159,862
1,650,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,729,134
2,145,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	2,132,139
2,000,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	1,985,501
3,059,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.820%, 5/15/27(B)	2,974,645
		31,170,884
	Energy — 7.2%
1,442,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	1,494,941
427,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	439,810
1,706,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	2,020,009
1,432,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,514,340
2,350,000	Energy Transfer LP, 5.250%, 4/15/29	2,693,903
762,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	754,380
250,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	246,875
293,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	301,954
218,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	224,697
1,323,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	1,362,690
950,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	1,159,977
1,124,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	1,118,942
405,000	Mesquite Energy, Inc., 7.250%, 7/15/23	13,162
1,922,000	Murphy Oil Corp., 6.375%, 7/15/28	2,042,759
1,604,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	2,250,226
2,250,000	Ovintiv Exploration, Inc., 5.375%, 1/1/26	2,493,310
1,149,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	1,149,908
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	303,975
750,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	720,596
1,810,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	1,606,375
1,324,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,349,447
922,000	Southwestern Energy Co., 8.375%, 9/15/28	1,029,182
1,200,000	YPF SA (Argentina), 144a, 8.500%, 7/28/25	897,012
		27,188,470
	Communication Services — 4.8%
1,386,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	1,384,753
2,995,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	3,394,385
1,160,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	1,235,400
Principal Amount		Market Value

	Communication Services — (Continued)
$ 855,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	$ 898,819
1,485,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	1,405,181
1,460,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	1,494,062
839,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	863,121
1,473,000	Midas OpCo Holdings LLC, 144a, 5.625%, 8/15/29	1,507,984
1,673,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	1,740,288
2,228,000	T-Mobile USA, Inc., 3.875%, 4/15/30	2,439,939
1,525,000	ViacomCBS, Inc., 4.200%, 5/19/32	1,722,131
		18,086,063
	Utilities — 4.5%
1,880,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	2,159,906
2,145,000	Edison International, 4.125%, 3/15/28	2,265,564
1,050,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	1,129,023
812,000	Genneia SA (Argentina), 144a, 8.750%, 9/2/27	766,528
2,145,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	2,044,341
1,200,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 2.885%, 3/30/67(B)	1,126,500
1,720,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	1,715,700
1,600,000	Southern Co. (The), 5.500%, 3/15/57	1,603,741
1,756,000	Talen Energy Supply LLC, 144a, 6.625%, 1/15/28	1,540,890
2,720,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.268%, 5/15/67(B)	2,526,200
		16,878,393
	Industrials — 4.2%
1,175,000	ADT Security Corp. (The), 144a, 4.875%, 7/15/32	1,199,669
679,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	695,975
922,000	Boeing Co. (The), 5.805%, 5/1/50	1,252,541
1,440,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	1,495,800
1,745,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	1,803,894
1,330,000	Meritor, Inc., 144a, 4.500%, 12/15/28	1,333,325
1,269,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	1,234,103
1,337,000	Seaspan Corp. (Hong Kong), 144a, 5.500%, 8/1/29	1,350,370
1,206,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	1,187,910
878,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	912,571
3,429,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	3,382,974
		15,849,132
	Consumer Staples — 4.0%
1,911,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	2,422,867
1,591,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	1,634,681
1,968,000	JBS Finance Luxembourg Sarl, 144a, 2.500%, 1/15/27	1,945,880
1,146,000	Pilgrim's Pride Corp., 144a, 3.500%, 3/1/32	1,157,460
1,469,000	QVC, Inc., 4.375%, 9/1/28	1,457,982
1,552,000	SEG Holding LLC / SEG Finance Corp., 144a, 5.625%, 10/15/28	1,625,720
1,652,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,656,130
1,500,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	1,411,500
1,752,000	United Rentals North America, Inc., 3.750%, 1/15/32	1,764,268
		15,076,488

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 43.9% (Continued)
	Materials — 3.6%
$ 2,602,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	$ 2,998,805
3,000,000	Cemex SAB de CV (Mexico), 144a, 3.875%, 7/11/31	2,988,990
332,000	Hudbay Minerals, Inc. (Peru), 144a, 4.500%, 4/1/26	332,000
1,018,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	1,079,080
400,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 6.530%, 11/15/28	483,280
1,700,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 144a, 5.450%, 5/15/30	1,938,221
2,200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	2,162,908
1,650,000	OCP SA (Morocco), 144a, 5.125%, 6/23/51	1,556,306
		13,539,590
	Consumer Discretionary — 3.0%
1,440,000	Carnival Corp., 144a, 9.875%, 8/1/27	1,645,510
1,375,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,368,125
1,458,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,509,030
462,000	Ford Motor Co., 4.750%, 1/15/43	509,932
860,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	928,267
711,000	Goodyear Tire & Rubber Co. (The), 5.250%, 4/30/31	772,864
2,825,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	2,970,656
1,500,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,575,000
		11,279,384
	Health Care — 2.6%
1,770,000	CVS Health Corp., 5.050%, 3/25/48	2,321,709
1,715,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	1,794,319
2,102,000	Mylan, Inc., 4.550%, 4/15/28	2,354,552
1,400,000	Rede D'or Finance Sarl (Brazil), 144a, 4.500%, 1/22/30	1,362,564
1,893,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	1,779,420
		9,612,564
	Real Estate — 1.0%
1,320,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	1,428,174
735,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	742,350
1,455,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	1,455,000
		3,625,524
	Information Technology — 0.7%
1,326,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	1,346,546
1,260,000	Xerox Holdings Corp., 144a, 5.500%, 8/15/28	1,327,725
		2,674,271
	Total Corporate Bonds	$164,980,763
	U.S. Treasury Obligations — 19.7%
15,000,000	U.S. Treasury Note, 0.125%, 5/31/23	14,907,422
20,000,000	U.S. Treasury Note, 0.125%, 6/30/23	19,865,625
20,000,000	U.S. Treasury Note, 0.750%, 5/31/26	19,600,000
20,000,000	U.S. Treasury Note, 0.875%, 6/30/26	19,693,750
	Total U.S. Treasury Obligations	$74,066,797
	Asset-Backed Securities — 18.6%
2,000,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class D, 144a, (3M LIBOR +3.200%), 3.338%, 10/20/34(B)	1,965,810
5,985,000	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	5,993,672
5,000,000	Birch Grove CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class C, 144a, (3M LIBOR +2.250%), 2.364%, 10/19/34(B)	4,969,165
Principal Amount		Market Value
	Asset-Backed Securities — 18.6% (Continued)
$ 5,000,000	BSPRT Issuer, Ltd. (Cayman Islands), Ser 2018-FL4, Class E, 144a, (1M LIBOR +3.050%), 3.160%, 9/15/35(B)	$ 4,965,095
4,961,039	FOCUS Brands Funding LLC, Ser 2017-1A, Class A2IB, 144a, 3.857%, 4/30/47	5,023,622
4,975,000	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	4,892,539
2,100,000	Medalist Partners Corporate Finance CLO VI, Ltd. (Cayman Islands), Ser 2020-1A, Class B, 144a, (3M LIBOR +2.700%), 2.822%, 4/17/33(B)	2,043,361
5,000,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 3.549%, 7/25/59(B)(C)	5,221,087
4,975,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	4,990,418
5,000,000	New Mountain CLO 3, Ltd. (Cayman Islands), Ser CLO-3A, Class C, 144a, (3M LIBOR +2.100%), 2.231%, 10/20/34(B)	4,965,895
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (3M LIBOR +2.950%), 3.086%, 10/15/34(B)	2,228,911
6,242,000	STWD, Ltd. (Cayman Islands), Ser 2021-FL2, Class D, 144a, (1M LIBOR +2.800%), 2.909%, 4/18/38(B)	6,232,246
6,000,000	TPG Real Estate Finance Issuer LTD (Cayman Islands), Ser 2018-FL2, Class C, 144a, (1M LIBOR +2.300%), 2.409%, 11/15/37(B)	5,996,396
5,500,000	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (SOFR30A +2.214%), 2.264%, 10/15/34(B)	5,482,813
5,000,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class BR, 144a, (3M LIBOR +2.050%), 2.174%, 7/24/32(B)	4,987,655
	Total Asset-Backed Securities	$69,958,685
	Sovereign Government Obligations — 5.9%
1,600,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	1,575,616
1,222,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	1,043,295
1,177,000	Chile Government International Bond, 3.100%, 5/7/41	1,151,694
1,295,000	Colombia Government International Bond, 3.125%, 4/15/31	1,162,560
500,000	Colombia Government International Bond, 4.500%, 3/15/29	508,230
230,000	Colombia Government International Bond, 5.000%, 6/15/45	207,575
400,000	Colombia Government International Bond, 7.375%, 9/18/37	465,000
320,000	Colombia Government International Bond, 10.375%, 1/28/33	460,003
2,350,000	Dominican Republic International Bond, 4.875%, 9/23/32	2,388,187
1,530,000	Ecuador Government International Bond, 144a, 1.000%, 7/31/35	1,004,063
657,000	Ecuador Government International Bond, 144a, 5.000%, 7/31/30	544,489
1,350,000	Egypt Government International Bond, 8.500%, 1/31/47	1,194,696
500,000	Egypt Government International Bond, 144a, 7.500%, 2/16/61	407,535
1,155,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	1,119,599
1,600,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	1,265,200

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 5.9% (Continued)
$ 1,192,000	Mexico Government International Bond, 2.659%, 5/24/31	$ 1,162,212
1,200,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	1,071,792
655,000	Pakistan Government International Bond, 6.875%, 12/5/27	659,913
1,500,000	Pakistan Government International Bond, 144a, 6.000%, 4/8/26	1,497,450
1,100,000	Republic of Azerbaijan International Bond, 144a, 3.500%, 9/1/32	1,113,222
1,185,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	1,136,415
200,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/33	176,000
1,020,000	Ukraine Government International Bond, 7.253%, 3/15/33	897,600
	Total Sovereign Government Obligations	$22,212,346
Shares
	Common Stocks — 5.3%
	Industrials — 1.0%
39,560	Covia	445,050
4,748	Lockheed Martin Corp.	1,687,487
17,744	Raytheon Technologies Corp.	1,527,048
		3,659,585
	Information Technology — 0.9%
13,370	International Business Machines Corp.	1,787,034
8,611	Texas Instruments, Inc.	1,622,915
		3,409,949
	Health Care — 0.9%
27,300	Bristol-Myers Squibb Co.	1,702,155
9,838	Johnson & Johnson	1,682,987
		3,385,142
	Financials — 0.8%
34,017	Bank of America Corp.	1,513,416
4,005	Goldman Sachs Group, Inc. (The)	1,532,113
		3,045,529
	Materials — 0.5%
20,080	DuPont de Nemours, Inc.	1,622,063
	Consumer Staples — 0.4%
17,065	Philip Morris International, Inc.	1,621,175
	Communication Services — 0.4%
64,309	AT&T, Inc.	1,582,002
	Energy — 0.4%
25,035	Exxon Mobil Corp.	1,531,890
2,237,868	Hi-Crush, Inc.(D)	22,379
		1,554,269
	Total Common Stocks	$19,879,714
Principal Amount
	Commercial Mortgage-Backed Securities — 3.8%
$ 5,000,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.542%, 3/9/44(B)(C)	5,070,659
5,000,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	4,501,331
2,202,000	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.591%, 10/10/32(B)(C)	2,187,921
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 3.8% (Continued)
$ 22,311	Shellpoint Co-Originator Trust, Ser 2017-2, Class A1, 144a, 3.500%, 10/25/47(B)(C)	$ 22,418
2,530,000	Wells Fargo Re-REMIC Trust, Ser 2013-FRR1, Class BK26, 144a, 0.253%, 1/27/45#	2,390,243
	Total Commercial Mortgage-Backed Securities	$14,172,572
	Agency Collateralized Mortgage Obligations — 0.6%
28,341,579	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.168%, 6/25/40(B)(C)(E)	2,084,719
	Rights — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 0.000%, 12/6/26	36,883
Shares
	Short-Term Investment Fund — 1.5%
5,486,010	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	5,486,010
	Total Investment Securities—99.3% (Cost $379,153,468)	$372,878,489
	Other Assets in Excess of Liabilities — 0.7%	2,718,866
	Net Assets — 100.0%	$375,597,355
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2021.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $185,125,421 or 49.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$164,980,763	$—	$164,980,763
U.S. Treasury Obligations	—	74,066,797	—	74,066,797
Asset-Backed Securities	—	69,958,685	—	69,958,685
Sovereign Government Obligations	—	22,212,346	—	22,212,346
Common Stocks	19,412,285	445,050	22,379	19,879,714
Commercial Mortgage-Backed Securities	—	14,172,572	—	14,172,572
Agency Collateralized Mortgage Obligations	—	2,084,719	—	2,084,719
Rights	—	36,883	—	36,883
Short-Term Investment Fund	5,486,010	—	—	5,486,010
Total	$24,898,295	$347,957,815	$22,379	$372,878,489
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks and Corporate Bonds
Beginning balance, March 31, 2021	$509,081
Transfer into Level 3	13,433
Purchases and Sales	(246,660)
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(253,475)
Ending balance, December 31, 2021	$22,379
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2021	$(253,475)
Common Stocks	Fair Value	Valuation Technique	Unobservable Input
Hi-Crush, Inc.	$22,379	Market Value	N/A

Notes to Portfolios of Investments
December 31, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Strategic Income Opportunities Fund held Level 3 categorized securities during the period ended December 31, 2021. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.  Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.

Notes to Portfolios of Investments (Unaudited) (Continued)
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.